BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2023
Disclosure of basis of preparation of financial statements [Abstract]
BASIS OF PREPARATION	NOTE 2 - BASIS OF PREPARATION
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AND PER UNIT DATA)
Basis of Preparation
The Group's consolidated financial statements (the “Group Financial Statements”) have been prepared in accordance with
International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The
principal accounting policies set out below have been applied consistently throughout the year and are consistent with prior year unless otherwise stated.
Unless otherwise stated, the Group Financial Statements are presented in U.S. Dollars, which is the Group’s subsidiaries’
functional currency and the currency of the primary economic environment in which the Group operates, and all values are rounded to the nearest thousand dollars except per share and per unit amounts and where otherwise indicated.
Transactions in foreign currencies are translated into U.S. Dollars at the rate of exchange on the date of the transaction.
Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate at the date of the
Consolidated Statement of Financial Position. Where the Group’s subsidiaries have a different functional currency, their results and financial position are translated into the presentation currency as follows:
—Assets and liabilities in the Consolidated Statement of Financial Position are translated at the closing rate at the date of that Consolidated Statement of Financial Position;
—Income and expenses in the Consolidated Statement of Comprehensive Income are translated at average exchange rates
(unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
—All resulting exchange differences are reflected within other comprehensive income in the Consolidated Statement of
Comprehensive Income.
The Group Financial Statements have been prepared under the historical cost convention, as modified by the revaluation of financial assets and liabilities (including derivative instruments) held at fair value through profit and loss or through other comprehensive income.
Segment Reporting
The Group is an independent owner and operator of producing natural gas and oil wells with properties located in the states of
Tennessee, Kentucky, Virginia, West Virginia, Ohio, Pennsylvania, Oklahoma, Texas and Louisiana. The Group’s strategy is to acquire long-life producing assets, efficiently operate those assets to generate free cash flow for shareholders and then to retire assets safely and responsibly at the end of their useful life. The Group’s assets consist of natural gas and oil wells, pipelines and a network of gathering lines and compression facilities which are complementary to the Group’s assets.
In accordance with IFRS the Group establishes segments on the basis on which those components of the Group are evaluated regularly by the chief executive officer, DEC’s chief operating decision maker (“CODM”), when deciding how to allocate resources and in assessing performance. When evaluating performance as well as when acquiring and managing assets the
CODM does so in a consolidated and complementary fashion to vertically integrate and improve margins. Accordingly, when determining operating segments under IFRS 8, the Group has identified one reportable segment that produces and transports natural gas, NGLs and oil in the U.S.
Going Concern
The Group Financial Statements have been prepared on the going concern basis, which contemplates the continuity of normal business activity and the realization of assets and the settlement of liabilities in the normal course of business. The Directors have reviewed the Group’s overall position and outlook and are of the opinion that the Group is sufficiently well funded to be able to operate as a going concern for at least the next twelve months from the date of approval of this Annual Report & Form
20-F.
The Directors closely monitor and carefully manage the Group’s liquidity risk. Our financial outlook is assessed primarily through the annual business planning process, however it is also carefully monitored on a monthly basis. This process includes regular Board discussions, led by senior leadership, at which the current performance of, and outlook for, the Group are assessed. The outputs from the business planning process include a set of key performance objectives, an assessment of the
Group’s primary risks, the anticipated operational outlook and a set of financial forecasts that consider the sources of funding available to the Group (the “Base Plan”).
The Base Plan incorporates key assumptions which underpin the business planning process. These assumptions are as follows:
—Projected operating cash flows are calculated using a production profile which is consistent with current operating results and decline rates;
—Assumes commodity prices are in line with the current forward curve which also considers basis differentials;
—Operating cost levels stay consistent with historical trends;
—The financial impact of our current hedging contracts in place for the assessment period, which represents approximately
83%, and 76% of total production volumes hedged for the years ending December 31, 2024 and 2025, respectively; and
—The scenario also includes the scheduled principal and interest payments on our current debt arrangements.
The Directors and management also consider various scenarios around the Base Plan that primarily reflect a more severe, but plausible, downside impact of the principal risks, both individually and in the aggregate, as well as the additional capital requirements that downside scenarios could place on us. These scenarios are as follows:
Scenario 1: Cyclically low gas prices for a year (Henry Hub prices of $1.50 per MMbtu before returning to strip pricing), which have been historically observed in the market.
Scenario 2: Considered the impact of climate change by assuming a two week period of lost production in our East Texas/
Louisiana region, which is susceptible to hurricanes, due to a natural disaster (assumed to occur once in each year of the assessment period).
Scenario 3: Considered the impact of climate change by assuming a two week period of lost production in our Appalachian region (assumption of lost production in 25% of the total region), which is susceptible to flooding, due to a natural disaster
(assumed to occur once in each year of the assessment period).
Under these downside sensitivity scenarios, the Group continues to meet its working capital requirements, which primarily consist of derivative liabilities that, when settled, will be funded utilizing the higher commodity revenues from which the derivative liability was derived. The Group will also continue to meet the covenant requirements under its Credit Facility as well as its other existing borrowing instruments.
The Directors and management consider the impact that these principal risks could, in certain circumstances, have on the
Group’s prospects within the assessment period, and accordingly appraise the opportunities to actively mitigate the risk of these severe, but plausible, downside scenarios. In addition to its modelled downside going concern scenarios, the Board has stress tested the model to determine the extent of downturn which would result in a breach of covenants. Assuming similar levels of cash conversion as seen in 2023, a decline in production volume and pricing well in excess of that historically experienced by the Group would need to persist throughout the going concern period for a covenant breach to occur, which is considered very unlikely.
In addition to the scenarios above, the Directors also considered the current geopolitical environment and the inflationary pressures that are currently impacting the U.S., which are being closely monitored by the Group. Notwithstanding the modelling of specific hypothetical scenarios, the Group believes that the impact associated with these events will largely continue to be reflected in commodity markets and will extend the volatility experienced in recent months. The Group considers commodity price risk a principal risk and will continue to actively monitor and mitigate this risk through our hedging program.
Based on the above, the Directors have reviewed the Group’s overall position and outlook and are of the opinion that the
Group is sufficiently funded to be able to operate as a going concern for the next twelve months from the date of approval of the Group Financial Statements.
Prior Period Reclassifications and Changes in Presentation
Reclassifications in the Consolidated Statement of Financial Position
The Group reclassified $41,907 to “taxes payable” from “other current liabilities” in the accompanying 2022 Consolidated
Statement of Financial Position to conform to current year presentation.
Reclassifications in the Consolidated Statement of Cash Flows
The Group reclassified certain amounts in it prior year Consolidated Statement of Cash Flows to conform to its current period presentation. These changes in classification do not affect net cash provided by (used in) financing activities previously reported in the Consolidated Statement of Cash Flows.
The Group reclassified $1,022 and $1,050 in “principal element of lease payments” to “cash paid for interest” for the years ended December 31, 2022 and 2021, respectively.
Basis of Consolidation
The Group Financial Statements for the year ended December 31, 2023 reflect the following corporate structure of the Group, and its wholly owned subsidiaries:
—Diversified Energy Company PLC
(“DEC”) as well as its wholly
owned subsidiaries
—Diversified Gas & Oil Corporation
—Diversified Production LLC
—Diversified ABS Holdings LLC
—Diversified ABS LLC
—Diversified ABS Phase II
Holdings LLC
—Diversified ABS Phase II LLC
—Diversified ABS Phase III
Holdings LLC
—Diversified ABS Phase
III LLC
—Diversified ABS III
Upstream LLC
—Diversified ABS Phase III
Midstream LLC
—Diversified ABS Phase IV
Holdings LLC
—Diversified ABS Phase
IV LLC
—Diversified ABS Phase V
Holdings LLC
—Diversified ABS Phase
V LLC
—Diversified ABS V
Upstream LLC
—DP Bluegrass Holdings LLC
—DP Bluegrass LLC
—Chesapeake Granite
Wash Trust(a)
—BlueStone Natural
Resources II LLC
—Sooner State Joint ABS
Holdings LLC(b)
—Diversified ABS Phase VI
Holdings LLC
—Diversified ABS Phase VI
LLC
—Diversified ABS VI
Upstream LLC
—Oaktree ABS VI
Upstream LLC
—DP Lion Equity Holdco LLC(c)
—DP Lion HoldCo LLC(c)
—DP Vandalia Equity Holdco
LLC
—DP Vandalia Holdco LLC
—DP RBL Co LLC
—DP Legacy Central LLC
—Diversified Energy
Marketing LLC
—DP Tapstone Energy
Holdings LLC
—DP Legacy Tapstone LLC
—TGG Cotton Valley Assets, LLC
—Giant Land, LLC(d)
—Link Land LLC(d)
—Old Faithful Land LLC(d)
—Riverside Land LLC(d)
—Splendid Land LLC(d)
—DP Production Holdings II LLC
—Diversified Midstream LLC
—Cranberry Pipeline Corporation
—Coalfield Pipeline Company
—DM Bluebonnet LLC
—Black Bear Midstream
Holdings LLC
—Black Bear Midstream LLC
—Black Bear Liquids LLC
—Black Bear Liquids
Marketing LLC
—DM Pennsylvania Holdco LLC
—DGOC Holdings Sub III LLC
—Diversified Energy Group
LLC
—Diversified Energy Company
LLC
—Next LVL Energy, LLC
(a)Diversified Production, LLC holds 50.8% of the issued and outstanding common shares of Chesapeake Granite Wash Trust.
(b)Owned 51.25% by Diversified Production LLC.
(c)Diversified Production, LLC holds 20% of the issued and outstanding equity of DP Lion Equity Holdco LLC. This entity is not consolidated within the Group’s financial statements as of December 31, 2023. Refer to Note 5 for additional information.
(d)Owned 55% by Diversified Energy Company PLC.